OPERATING COSTS, EXPENSES AND OTHER REVENUE	12 Months Ended
Dec. 31, 2024
Operating Costs Expenses And Other Revenue
Operating Costs Expenses and Other Revenue

27.    OPERATING COSTS, EXPENSES AND OTHER REVENUE

The operating costs and expenses of the Company is as follows:

a) Cost of energy and gas

	2024	2023	2022
Energy purchased for resale
Supply from Itaipu Binacional	1,204	1,207	1,644
Physical guarantee quota contracts	864	918	925
Quotas for Angra I and II nuclear plants	374	364	357
Spot market	1,154	478	530
Proinfa Program	468	511	598
‘Bilateral’ contracts	499	510	493
Energy acquired in Regulated Market auctions	4,564	3,940	3,334
Energy acquired in the Free Market	5,655	5,612	6,003
Distributed generation (‘Geração distribuída’)	3,239	2,331	1,977
PIS/Pasep and Cofins credits	(1,326)	(1,223)	(1,247)
	16,695	14,648	14,614
Charges for use of the national grid
Transmission charges – Basic network	3,466	3,220	2,925
Distribution charges	59	54	50
PIS/Pasep and Cofins credits	(369)	(337)	(304)
	3,156	2,937	2,671

Gas purchased for resale (1)	2,127	2,237	2,735
Total	21,978	19,822	20,020

(1)	The price of the gas molecule acquired by Gasmig is corrected for the variation in Brent-type oil and the variation in the exchange rate.

b) Infrastructure construction cost

	2024	2023	2022
Personnel and managers	172	155	135
Materials	2,325	2,007	2,233
Outsourced services	1,934	1,458	1,052
Acquisition of easements	131	72	16
Others	440	380	100
Total	5,002	4,072	3,536

c) Operating costs and expenses

	Operating costs			Expected credit loss			General and administrative expenses			Other expenses			2024	2023	2022
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Personnel	1,053	1,000	976	-	-	-	346	308	376	-	-	-	1,399	1,308	1,352
Employees’ and managers’ profit sharing	131	-	-	-	-	-	41	-	4	-	157	79	172	157	83
Post-employment benefits (note 23)	15	-	-	-	-	-	5	-	-	464	591	626	484	591	626
Materials	118	100	93	-	-	-	17	40	55	-	-	-	135	140	148
Outsourced services (C.1)	1,866	1,652	1,433	-	-	-	276	250	273	-	-	-	2,142	1,902	1,706
Depreciation and amortization	1,352	1,247	1,110	-	-	-	24	27	72	-	-	-	1,376	1,274	1,182
Provisions (Reversals) (1)	(163)	333	278	-	-	-	-	-	-	135	101	123	(28)	434	401
Impairment (2)	-	-	-	-	-	-	-	-	-	46	-	-	46	-	-
Expected credit losses of accounts receivable (note 8)	-	-	-	175	175	109	-	-	-	-	-	-	175	175	109
Provision for losses with related party - Renova	-	-	-	-	-	-	-	-	-	-	1	(54)	-	1	(54)
Reversal of provision with related party (3)	-	-	-	-	-	-	-	-	-	(58)	-	-	(58)	-	-
Write-off of financial asset	-	-	-	-	-	-	-	-	-	-	-	172	-	-	172
Other costs and expenses (C.2)	312	240	205	-	-	-	111	82	9	114	181	182	537	503	396
Total	4,684	4,572	4,095	175	175	109	820	707	789	701	1,031	1,128	6,380	6,485	6,121

(1)

This variation is basically due to the reversal of a tax contingency arising from a decision in favor of the company in the lower court, which ordered the cancellation of the collection and the extinction of the tax execution of a lawsuit related to social security contributions on Profit Sharing (PLR). For more details, see note 24.

(2)	This amount includes:
i.

R$41 relating to the recognition of impairment losses on the capital gain of Aliança Norte. For more details, see note 14. This loss is presented in the Operating Segments note as part of the investees segment.

	ii.	R$5 referring to outstanding debts with customer, due to disagreement in values. Arbitration procedure was initiated by the customer.
(3)

Refers to contractual obligations towards the investee Aliança Geração corresponding to contingencies whose triggering event is events that occurred before the closing of the transaction that resulted in the contribution of assets by Cemig GT and Vale S.A. in the capital of this investee On March 27, 2024, the CCVA was signed for the sale of the stake held by Cemig GT in the share capital of Aliança Geração to Vale S.A.. On August 13, 2024, with the conclusion of the sale, Vale S.A. and Cemig GT jointly signed an agreement to extinguish and discharge these contingencies, which resulted in the reversal of the provision in August 2024.

C.1) Outsourced services

	2024	2023	2022
Meter reading and bill delivery	159	161	146
Communication	182	169	153
Maintenance and conservation of electrical facilities and equipment	799	708	589
Building conservation and cleaning	90	85	73
Security services	22	20	17
Consultancy	19	21	39
Information technology	185	174	146
Disconnection and reconnection	72	87	90
Legal services	38	32	40
Environment services	86	58	49
Cleaning of power line pathways	154	117	91
Copying and legal publications	18	17	18
Inspection of customers	48	45	41
Contract labor	49	38	23
Others	221	170	191
Total	2,142	1,902	1,706

C.2) Other costs and expenses, net

	2024	2023	2022
Leasing and rentals	-	3	16
Advertising	29	14	9
Own consumption	28	23	24
Subsidies and donations	49	29	26
Insurance	10	22	24
CCEE annual charge	9	7	6
Forluz – Administrative running cost	40	40	36
Collecting agents	60	72	77
Net loss on deactivation and disposal of assets	213	210	127
Taxes (IPTU, IPVA and other)	25	10	8
Others	74	73	43
Total	537	503	396

Programmed Voluntary Severance Plan (PDVP)

In May 2024, the Company approved its 2024 PDVP, offering employees acceptance of the plan from May 27 to June 21, 2024. This period was subsequently reopened from June 26 to June 28, 2024, and the final result was accepted by 357 employees. The program provided for the payment of the same legal severance payments would apply to a ‘dismissal without just cause’, plus an additional premium, as indemnity.

Spending on the program totaled R$78, recognized in Personnel costs and Personnel expenses.

d) Other revenue

	2024	2023	2022
Gains arising from the sale of PP&E (note 31a)	43	-	-
Gain on disposal of investment
Aliança Geração (note 31b)	1,617	-	-
Baguari Energia	-	261	-
Retiro Baixo	-	27	-
MESA	-	30	-
Renova	-	-	52
Bargain purchases (1)	14	-	5
Adjustment to fair value of the previous shareholding interest (2)	-	9	-
Periodic Tariff Review, net (3)	1,521	-	-
Total	3,195	327	57

(1)

This amount is made up of advantageous purchases arising from acquisitions made by Cemig SIM, of which R$10 refers to the acquisition of UFV Jequitibá II and R$4 refers to the acquisition of Jequitibá I. For more details see Note 14.

(2)

This refers to the gain on adjustment to fair value of the previous shareholding interest recognized in the process of acquisition by Cemig SIM, in the 2023 fiscal year, of the remaining 51% of UFV Campo Lindo 1, UFV Campo Lindo 2 and UFV Olaria 1.

(3)	This amount is net of PIS/Pasep and Cofins taxes. The total added to Contractual Assets was R$1,676. For more details see Note 13.